Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

As part of the transactions contemplated by the contribution agreement and Series A SPA, on September 24, 2011, RXi entered into an agreement with Advirna, which was co-founded by RXi’s former Senior Vice President and Chief Scientific Officer, pursuant to which Advirna assigned to RXi its existing patent and technology rights related to sd -rxRNA ® technology in exchange for RXi’s agreement to pay Advirna an annual maintenance fee, other consideration upon the achievement of certain milestones and issued to Advirna, at the date of the completion of the spinoff, 1,394,997 shares of common stock. We also granted back to Advirna a license under the assigned patent and technology rights for fields of use outside human therapeutics and diagnostics (see also Note 11).

Pursuant to a letter agreement between Galena and each founder dated as of April 30, 2007, the “SAB Letters”, in further consideration of the services to be rendered by the founders under the SAB Agreements, Galena granted additional stock options on May 23, 2007 under the 2007 Plan to each of the founders to purchase 26,416 shares of its common stock. Unless a founder terminates a SAB Agreement without good reason (as defined therein) or the Company terminates a SAB Agreement with cause (as defined therein), the options granted pursuant to the SAB Letters will fully vest from and after April 29, 2012 and will have a term of ten years from the date of grant. At December 31, 2012 and 2011, the fair market value of stock options under the SAB Agreement for each founder was approximately $28,000 and $5,000, respectively, which was estimated using the Black-Scholes option-pricing model as more fully discussed above under the summary of significant accounting policies and the stock based compensation footnote. Included in the Company’s financial statements for the years ended December 31, 2012 and 2011 is approximately $93,500 of expense and $159,000 of income, respectively, related to these stock options.